DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
PLAN TERMINATION
DESCRIPTION OF PLAN

NOTE 1 - DESCRIPTION OF PLAN

The following brief description of the AmeriServ Financial 401(k) Profit Sharing Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Document for a more comprehensive description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering the employees of AmeriServ Financial, Inc., and its wholly owned subsidiary, AmeriServ Financial Bank, (the “Company”), including members of the United Steelworkers of America, AFL-CIO-CLC, Local Union 2635-06 (the “Union”). Following the implementation of a soft freeze of the AmeriServ Financial, Inc. defined benefit pension plan for employees hired after December 31, 2012, the Plan was amended, effective January 1, 2013. Non-union and union employees (not in the defined benefit pension plan) hired prior to January 1, 2013 and January 1, 2014, respectively, who have attained the latter of the age of 21 or completion of 12 consecutive months of service with at least 500 hours of service are eligible to participate but are not eligible to receive an employer discretionary contribution until achieving 1,000 hours of service. Non-union and union employees (not in the defined benefit pension plan) hired or rehired after December 31, 2012 and December 31, 2013, respectively, are eligible to participate upon the completion of one hour of service. The Plan includes a 401(k) before-tax savings feature, which permits participants to defer compensation under Section 401(k) of the Internal Revenue Code. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Plan is not covered by the Pension Benefit Guaranty Corporation.

Investments

The Pension Committee (the “Committee”) of AmeriServ Financial Bank (the “Bank”) has the responsibility to administer the AmeriServ Financial 401(k) Profit Sharing Plan. The Committee has the authority and responsibility to prudently and diligently select mutual funds or other investment vehicles for participant investment direction in the Plan. The Committee currently delegates this responsibility to AmeriServ Wealth Advisors, a subsidiary of the Bank, to assist the Committee in fulfilling its fiduciary obligations in the administration of the Plan investments.

Contributions

All eligible employees may elect to contribute, through the 401(k) feature, 1% to 100% of their base salaries each period to the maximum amount permitted by the Internal Revenue Code. On January 1, 2018, the Plan was amended to allow Roth deferrals as an additional employee contribution option to all employees.

Non-union employees hired or rehired after December 31, 2012, will be provided an employer matching contribution equal to 50% of the first 6% of deferred compensation in addition to a non-elective contribution of 4% of their base pay plus commissions. For non-union employees hired on or before December 31, 2012, the match is 50% of the first 2% of pretax 401(k) contributions with no non-elective contributions.

Full-time salaried union employees hired after December 31, 2013 receive a dollar for dollar match up to 4% plus a non-elective contribution of 4% of their total eligible compensation. All other eligible union employees will receive a non-elective contribution of 4% based on their total eligible compensation.

Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions per IRS guidelines. Such catch-up contributions were limited to $7,500 for the years ended December 31, 2025 and 2024. In addition, under a change made by the SECURE 2.0 Act, participants ages 60 to 63 can make super catch-up contributions up to $11,250 for 2025. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

Employees may elect to have their contributions, in 5% increments, invested in one or more of 43 mutual funds, 10 common/collective portfolios, two money market/cash equivalent funds, and AmeriServ Financial, Inc. common stock administered by the Plan’s trustee. The diversified mutual fund investment options include bond and government securities funds and various U.S. and foreign stock funds. Additionally, participants can elect to have a portion of their portfolio invested in annuity insurance contracts, which are restricted based on age and minimum investment thresholds.

The Company has the right to make other discretionary contributions to the Plan. Any contribution to be made will be on an annual basis, and such contribution is allocated as a percentage of compensation of eligible participants for the year as defined in the plan document.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocation of the company’s contribution (if applicable) plus Plan earnings. Allocations are based on participant earnings or account balances, as defined by the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.

Vesting

Participants are immediately vested in their voluntary contributions plus actual earnings thereon.  Vesting in the Company’s contributions in the Plan is based on completion of credited service years. A credited service year is considered one in which the participant completed at least 1,000 hours of service. Employees become 100% vested after three years of credited service.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. The loans are secured by the balance in the participant’s account and bear interest rates that are commensurate with the five-year AmeriServ Financial Bank published home equity rate on the day the loan is requested. Principal and interest is paid ratably through bi-weekly payroll deductions. Interest rates on the notes receivable ranged from 2.49% to 6.24%, while the maturity dates ranged from March 13, 2026 to November 30, 2030.

Payment of Benefits

Upon termination of service, a participant may receive a lump sum amount equal to the vested value of their account or elect to defer payment until a later date. The Plan also provides for normal retirement benefits to be paid in the form of a lump sum upon reaching age 65 or termination of employment and has provisions for deferred, death, disability and retirement benefits, and hardship withdrawals.

Forfeitures

Upon termination of employment of a participant who was not fully vested in their Employer Account, the non-vested portion shall be forfeited in the plan year of their termination, and such forfeitures shall be used in the year of forfeiture as described herein. Any amounts forfeited shall be applied to restore the participant’s forfeitures if they are re-employed by the Employer or an Affiliated Employer before they have a period of Break in Service of five years and then, if available, used to pay reasonable administrative expenses of the Plan. Participant forfeitures totaled $130,203 and $122,776 during the years ended December 31, 2025 and 2024, respectively. Forfeiture balances totaling $130,203 for the year ended December 31, 2025 were used to pay administrative expenses of the Plan in 2026. Forfeiture balances totaling $122,776 for the year ended December 31, 2024 were used to pay administrative expenses in 2025.